Leases	6 Months Ended
Mar. 31, 2026
Leases
Leases

Note 13 – Leases

Lease commitments

The Company has entered into three non-cancellable operating lease agreements for office space with related parties, with expiring date on July 31, 2026, April 19, 2028 and March 31, 2028, respectively. The Company accounts for the office leases in accordance with ASC 842. These office leases were classified as operating at inception of the leases. Operating leases result in recognition of right-of-use assets and lease liabilities on the balance sheet. Right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms of the adoption date of October 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the rates offered by the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term.

Operating lease expenses consist of the following:

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Rental expense for short-term lease	$5,947	$—
Operating lease cost	77,492	19,583
Total	$83,439	$19,583

Other information about the Company’s leases is as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Weighted-average remaining term in years
Operating leases	1.95	2.36
Weighted-average discount rate
Operating leases	10.80%	10.80%
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$289,567
Right-of-use assets derecognized for termination of operating lease liabilities	$—	$—

 The following table sets forth the Company’s minimum lease payments in future periods as of March 31, 2026:

Twelve months ending March 31,	Lease payment
(Unaudited)
2027	$246,631
2028	119,836
Thereafter	—
Total lease payments	366,467
Less: discount	21,023
Present value of lease liabilities	$345,444